Changes in accounting policies	12 Months Ended
Dec. 31, 2022
Changes in accounting policies
Changes in accounting policies	3 Changes in accounting policies The amendments to IFRSs effective from January 1, 2022 did not have a material impact on the Consolidated Financial Statements.